Share-based Issuances	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Share-based Issuances

Note 6 - Share-based Issuances

Stock Options

The following table presents the activity for stock options outstanding:

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2022	1,663,173	$2.45
Granted	200,200	0.94
Forfeited/canceled	(206,454)	1.51
Exercised	–	–
Outstanding - September 30, 2023	1,656,919	$2.38

The following table presents the composition of options outstanding and exercisable:

	Options Outstanding			Options Exercisable
Exercise Prices	Number	Price	Life*	Number	Price*
$2.70	22,264	$2.70	0.75	22,264	$2.70
$2.90	53,128	$2.90	4.11	53,128	$2.90
$4.26	171,197	$4.26	5.73	171,197	$4.26
$2.79	772,194	$2.79	7.23	553,122	$2.79
$1.79	198,750	$1.79	7.87	68,437	$1.79
$1.21	389,386	$1.21	8.95	292,039	$1.21
$0.40	50,000	$0.40	9.69	–	$0.40
Total - September 30, 2023	1,656,919	$2.38		1,160,187	$2.59

*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.

During the nine months ended September 30, 2023, the Company granted 200,200 stock options. Under the terms of the option agreements, the options are subject to certain vesting requirements. The fair value of each award is determined using the Black-Scholes option-pricing model which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, and the risk-free interest rate over the expected life of the option. The expected volatility was determined considering comparable companies historical stock prices as a peer group for the fiscal year the grant occurred and prior fiscal years for a period equal to the expected life of the option. The risk-free interest rate was the rate available from the St. Louis Federal Reserve Bank with a term equal to the expected life of the option. The expected life of the option was estimated based on a mid-point method calculation.

Restricted Stock Units

The following table presents the activity for restricted stock units outstanding:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2022	563,859	$2.14
Granted	37,500	1.24
Forfeited/canceled	(118,350)	1.83
Vested/issued	(195,759)	1.83
Outstanding - September 30, 2023	287,250	$2.37

During the nine months ended September 30, 2023, the Company granted 37,500 restricted stock units. Under terms of the restricted stock agreement, the restricted stock units are subject to a certain vesting schedule.

In 2023, certain restricted stock unit holders elected a net-share settlement for vested shares to satisfy income tax requirements. The Company applied modification accounting in accordance with ASC 718 and recorded the expected value of these share-based awards as a liability. The Company recognized a share-based compensation liability as of September 30, 2023, of $45,981 related to the fair value of vested shares over the service period.

The Company recognized share-based compensation expense related to stock options and restricted stock units of $799,677 and $698,486 for the nine months ended September 30, 2023, and 2022, respectively. The remaining unvested share-based compensation expense of $1,447,278 is expected to be recognized over the next 90 months.

Warrants

The following table presents the activity for warrants outstanding:

	Warrants	Weighted Average Exercise Price
Outstanding - December 31, 2022	4,472,099	$4.62
Granted	950,000	0.61
Forfeited/canceled	–	–
Exercised	–	–
Outstanding - September 30, 2023	5,422,099	$3.84

5,422,099 of the outstanding warrants are currently exercisable and have a weighted average remaining contractual life of approximately 2.69 years as of September 30, 2023.